Investment in Direct Financing Leases	12 Months Ended
Mar. 31, 2017
Investment in Direct Financing Leases

5. Investment in Direct Financing Leases

Investment in direct financing leases at March 31, 2016 and 2017 consists of the following:

	Millions of yen
	2016	2017
Total Minimum lease payments to be received	¥1,366,454	¥1,369,120
Less : Estimated executory costs	(57,600)	(56,470)
Minimum lease payments receivable	1,308,854	1,312,650
Estimated residual value	31,338	35,413
Initial direct costs	5,557	5,893
Unearned lease income	(155,613)	(149,932)

	¥1,190,136	¥1,204,024

Minimum lease payments receivable are due in periodic installments through fiscal 2037. At March 31, 2017, the amounts due in each of the next five years and thereafter are as follows:

Years ending March 31,	Millions of yen
2018	¥439,670
2019	314,700
2020	236,278
2021	136,813
2022	77,115
Thereafter	108,074

Total	¥1,312,650

Included in finance revenues in the consolidated statements of income are direct financing leases revenues of ¥61,116 million, ¥65,365 million and ¥56,349 million for fiscal 2015, 2016 and 2017, respectively.

Gains and losses from the disposition of direct financing lease assets, which were included in finance revenues, were not material for fiscal 2015, 2016 and 2017.